Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.

Pay Versus Performance Table

			Average Summary Compensation	Average Compensation	Value of initial fixed $100 investment based on:			Adjusted
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Table Total for Non-PEO Named Executive Officers ($)(3)	Actually Paid to Non-PEOs Named Executive Officers ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income (in millions) ($)(7)	Net Earnings (ANE) (in millions) ($)(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	10,593,670	19,429,473	3,367,086	7,021,146	247.92	99.35	(58)	335
2022	10,380,387	5,954,810	3,399,507	2,608,448	104.60	94.94	635	353

(1)	The dollar amounts reported in column (b) represent the amount of total compensation reported for Mr. Blunt (our Principal Executive Officer (PEO)) for the corresponding year in the “Total column of the Summary Compensation Table.” Refer to “Executive Compensation – Summary Compensation Table.”

(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Blunt, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Blunt during each respective year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Blunt’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2023	10,593,669	(8,000,008)	16,835,811	19,429,473
2022	10,380,387	(6,176,211)	1,750,634	5,954,810

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table.

(b)	The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the respective year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of each year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested; (iii) for awards that are granted and vest in each respective year, the fair value as of the vesting date; (iv) for awards granted in prior years that vested in 2023, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2023, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The following adjustments were made to total compensation for Mr. Blunt to determine the compensation actually paid:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total ($)
2023	9,061,816	5,137,440	–	2,636,555	–	–	16,835,811

3)	The dollar amounts reported in column (d) represent the average of the amounts reported for our named executive officers (NEOs) (other than the PEO) as a group in the “Total” column of the Summary Compensation Table. The names of each of the NEOs (other than the PEO) included for purposes of calculating the average amount for 2023 are as follows: Wendy J.B. Young, John D. Currier, Leena Punjabi and William P. Foley. The names of each of the NEOs (other than the PEO) included for purposes of calculating the average amount for 2022 are as follows: Wendy Young, John Currier, Scott Cochran, William Foley and John T. Fleurant.

4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (other than the PEO) as computed in accordance with Item 402(v) of Regulation S-K. The names of each of the NEOs (other than the PEO) included for purposes of calculating the average amount for 2023 are as follows: Wendy J.B. Young, John D. Currier, Leena Punjabi and William P. Foley. The names of each of the NEOs (other than the PEO) included for purposes of calculating the average amount for 2022 are as follows: Wendy Young, John Currier, Scott Cochran, William Foley and John T. Fleurant. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (other than the PEO). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (other than PEO) for each year to determine the compensation actually paid, using the same methodology described in footnote 2 above:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,367,086	(2,362,527)	6,016,587	7,021,146
2022	3,399,507	(2,328,751)	1,537,692	2,608,448

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table.

(b)	The average equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the average year-end fair value of any equity awards granted for the respective year that are outstanding and unvested as of the end of the year; (ii) the average amount of change as of the end of each year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested; (iii) for awards that are granted and vest in each respective year, the average fair value as of the vesting date; (iv) for awards granted in prior years that vested in the covered year, the average amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered year, a deduction for the average amount equal to the fair value at the end of the prior fiscal year; and (vi) the average dollar value of any dividends or other earnings paid on stock or option awards prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The average amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2023	2,676,096	2,223,674	–	1,116,817	–	–	6,016,587

5.	Represents Cumulative TSR based on $100 invested as of market close on December 1, 2022, the first trading day of Company’s common stock, through December 31, 2022 and for 2023, based on $100 invested as of December 1, 2022 through December 31, 2023. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

6.	Represents the weighted peer group TSR based on $100 invested as of market close on November 30, 2022 through December 31, 2023, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Life & Health Insurance (ILH) index.

7.	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for each respective year. Effective January 1, 2023, we adopted Accounting Standards Update (ASU) 2018-12, Financial Services-Insurance (Topic 944), Targeted Improvements to the Accounting for Long-Duration Contracts (“ASU 2018-12”) using the full retrospective transition method with a transition date of January 1, 2021. The 2022 net income reported herein has been adjusted for our full retrospective adoption of this update.

8.	In accordance with Item 402(v) of Regulation S-K, we determined adjusted net earnings as the most important financial performance measure (that is not otherwise disclosed in this table) we used to link Compensation Actually Paid to our NEOs. Refer to Annex A “Non-GAAP Financial Measure Definitions” for a description of adjusted net earnings. Effective January 1, 2023, we adopted ASU 2018-12 using the full retrospective transition method with a transition date of January 1, 2021. The 2022 adjusted net earnings reported herein has been adjusted for our full retrospective adoption of this update.

Company Selected Measure Name	AdjustedNetEarnings
Named Executive Officers, Footnote
(1)	The dollar amounts reported in column (b) represent the amount of total compensation reported for Mr. Blunt (our Principal Executive Officer (PEO)) for the corresponding year in the “Total column of the Summary Compensation Table.” Refer to “Executive Compensation – Summary Compensation Table.”
3)	The dollar amounts reported in column (d) represent the average of the amounts reported for our named executive officers (NEOs) (other than the PEO) as a group in the “Total” column of the Summary Compensation Table. The names of each of the NEOs (other than the PEO) included for purposes of calculating the average amount for 2023 are as follows: Wendy J.B. Young, John D. Currier, Leena Punjabi and William P. Foley. The names of each of the NEOs (other than the PEO) included for purposes of calculating the average amount for 2022 are as follows: Wendy Young, John Currier, Scott Cochran, William Foley and John T. Fleurant.

Peer Group Issuers, Footnote
6.	Represents the weighted peer group TSR based on $100 invested as of market close on November 30, 2022 through December 31, 2023, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Life & Health Insurance (ILH) index.

PEO Total Compensation Amount	$ 10,593,670	$ 10,380,387
PEO Actually Paid Compensation Amount	$ 19,429,473	5,954,810
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Blunt, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Blunt during each respective year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Blunt’s total compensation for each year to determine the compensation actually paid:
Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2023	10,593,669	(8,000,008)	16,835,811	19,429,473
2022	10,380,387	(6,176,211)	1,750,634	5,954,810
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table.
(b)	The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the respective year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of each year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested; (iii) for awards that are granted and vest in each respective year, the fair value as of the vesting date; (iv) for awards granted in prior years that vested in 2023, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2023, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The following adjustments were made to total compensation for Mr. Blunt to determine the compensation actually paid:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total ($)
2023	9,061,816	5,137,440	–	2,636,555	–	–	16,835,811

Non-PEO NEO Average Total Compensation Amount	$ 3,367,086	3,399,507
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,021,146	2,608,448
Adjustment to Non-PEO NEO Compensation Footnote
4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (other than the PEO) as computed in accordance with Item 402(v) of Regulation S-K. The names of each of the NEOs (other than the PEO) included for purposes of calculating the average amount for 2023 are as follows: Wendy J.B. Young, John D. Currier, Leena Punjabi and William P. Foley. The names of each of the NEOs (other than the PEO) included for purposes of calculating the average amount for 2022 are as follows: Wendy Young, John Currier, Scott Cochran, William Foley and John T. Fleurant. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (other than the PEO). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (other than PEO) for each year to determine the compensation actually paid, using the same methodology described in footnote 2 above:
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,367,086	(2,362,527)	6,016,587	7,021,146
2022	3,399,507	(2,328,751)	1,537,692	2,608,448
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table.
(b)	The average equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the average year-end fair value of any equity awards granted for the respective year that are outstanding and unvested as of the end of the year; (ii) the average amount of change as of the end of each year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested; (iii) for awards that are granted and vest in each respective year, the average fair value as of the vesting date; (iv) for awards granted in prior years that vested in the covered year, the average amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered year, a deduction for the average amount equal to the fair value at the end of the prior fiscal year; and (vi) the average dollar value of any dividends or other earnings paid on stock or option awards prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The average amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2023	2,676,096	2,223,674	–	1,116,817	–	–	6,016,587

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative Total Shareholder Return (TSR) of the Company and Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Change to Adjusted Net Earnings, excluding SIE
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and Cumulative Total Shareholder Return (TSR) of the Company and Cumulative TSR of the Peer Group
Tabular List, Table

As described in greater detail in the “Compensation Discussion and Analysis” section of this proxy statement, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link compensation actually paid to the

Company’s NEOs to the Company’s performance are as follows:

●	Adjusted Net Earnings (ANE)
●	Sales
●	Assets under Management (AUM)

Total Shareholder Return Amount	$ 247.92	104.6
Peer Group Total Shareholder Return Amount	99.35	94.94
Net Income (Loss)	$ (58,000,000)	$ 635,000,000
Company Selected Measure Amount	335	353
PEO Name	Mr. Blunt
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Earnings (ANE)
Non-GAAP Measure Description
8.	In accordance with Item 402(v) of Regulation S-K, we determined adjusted net earnings as the most important financial performance measure (that is not otherwise disclosed in this table) we used to link Compensation Actually Paid to our NEOs. Refer to Annex A “Non-GAAP Financial Measure Definitions” for a description of adjusted net earnings. Effective January 1, 2023, we adopted ASU 2018-12 using the full retrospective transition method with a transition date of January 1, 2021. The 2022 adjusted net earnings reported herein has been adjusted for our full retrospective adoption of this update.

Measure:: 2
Pay vs Performance Disclosure
Name	Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Assets under Management (AUM)
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,000,008)	$ (6,176,211)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,835,811	1,750,634
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,061,816
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,137,440
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,636,555
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,362,527)	(2,328,751)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,016,587	$ 1,537,692
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,676,096
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,223,674
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,116,817
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount